Segment Information - Additional Information (Detail) (Maximum)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Maximum
Segment Reporting Information [Line Items]
Percentage threshold of revenue attributable to single customer	10.00%	10.00%	10.00%